Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Real Assets Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class A
Trading Symbol	PUDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class A	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.78%	5.31%	2.82%
Class A without sales charges	17.24%	6.51%	3.41%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory
requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 82,981,065
Holdings Count	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 0.60% in the year ended October 31, 2023 to 0.53% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class A shares decreased from 0.60% in the year ended October 31, 2023 to 0.53% primarily due to an increase in the acquired fund fee and expense waiver.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Real Assets Fund Class C
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class C
Trading Symbol	PUDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class C	$138	1.28%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	15.31%	5.73%	2.65%
Class C without sales charges	16.31%	5.73%	2.65%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 82,981,065
Holdings Count	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM Real Assets Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class Z
Trading Symbol	PUDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class Z	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.61%	6.87%	3.73%
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Custom Blended Index**	12.50%	4.04%	2.43%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.26%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 82,981,065
Holdings Count	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares decreased from 0.31% in the year ended October 31, 2023 to 0.21% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class Z shares decreased from 0.31% in the year ended October 31, 2023 to 0.21% primarily due to an increase in the acquired fund fee and expense waiver.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Real Assets Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Real Assets Fund
Class Name	Class R6
Trading Symbol	PUDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Real Assets Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Assets Fund—Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global risk assets rallied over the reporting period even as concerns about a recession and rising yields led to some market volatility. US economic growth was resilient and inflationary pressures continued to ease, prompting the US Federal Reserve to start its rate-cutting cycle in
September 2024, with a larger-than-expected reduction of 0.50%. Commodities struggled over the period, due to slowing manufacturing growth and softer oil demand, even as OPEC supply cuts approached their predetermined expiry date. Other real asset markets, such as global infrastructure, master limited partnerships (MLPs), real estate, and gold posted strong performance.
■
The Fund’s performance relative to the Custom Blended Index, a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI
World Real Estate Net Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%), benefited from an underweight in lagging treasury inflation-protected securities and commodities. Relative returns were also bolstered by out-of-Index exposure to outperforming MLPs, global infrastructure, and gold.
■
Underweight exposure to real estate, the best-performing asset class in the Index, detracted most from the Fund’s relative performance during the period. Among the Fund’s underlying funds, PGIM Jennison Global Infrastructure Fund, PGIM TIPS Fund, and PGIM Quant Solutions
Commodity Strategies Fund all lagged their respective benchmarks, undermining relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.71%	6.96%	4.05% (1/23/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.43%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.23%
Custom Blended Index**	12.50%	4.04%	2.78%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	8.61%	2.20%	2.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), MSCI World Real Estate Net Index (33.3%), and Bloomberg US
Treasury Inflation-Protected Securities (TIPS) Index (33.3%).

Performance Inception Date	Jan. 23, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 82,981,065
Holdings Count	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 82,981,065
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Fund Composition	% of Net Assets
Real Estate	30.0%
TIPS	20.8%
Commodity	17.0%
Utilities/Infrastructure	10.6%
Master Limited Partnerships (MLPs)	9.4%
Unaffiliated Exchange-Traded Funds	6.1%
Natural Resources	4.5%
Affiliated Mutual Fund - Short-Term Investment	2.0%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.17% in the year ended October 31, 2023 to 0.10% primarily due to an increase in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended October 31, 2024, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.17% in the year ended October 31, 2023 to 0.10% primarily due to an increase in the acquired fund fee and expense waiver.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets